Shareholder Report, Line Graph (Details) 197678_Rockefeller Climate Solutions Fund_Institutional Class_TSR SemiAnnual {Institutional Class} - USD ($)											12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 2,267,692	$ 2,107,499	$ 1,870,486	$ 1,779,151	$ 2,085,309	$ 1,443,020	$ 1,320,064	$ 1,278,822	$ 1,145,540	$ 1,000,000	$ 2,637,727
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Net Total Return Index (USD)
Accumulated Value	$ 2,561,388	$ 2,253,712	$ 1,824,034	$ 1,808,652	$ 1,940,244	$ 1,367,859	$ 1,297,409	$ 1,314,407	$ 1,175,294	$ 1,000,000	$ 3,336,701